Accounts Receivable, Net - Ageing Analysis of Accounts Receivable from Telephone and Internet Subscribers (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Accounts receivable	¥ 20,475	¥ 22,096
Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable	25,155	25,938
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable	(4,680)	(3,842)
Telephone and Internet subscribers [member]
Disclosure of financial assets [line items]
Accounts receivable	10,470	11,985
Telephone and Internet subscribers [member] | Cost/Deemed cost [member]
Disclosure of financial assets [line items]
Accounts receivable	13,368	14,588
Telephone and Internet subscribers [member] | Cost/Deemed cost [member] | Current, within 1 month [member]
Disclosure of financial assets [line items]
Accounts receivable	8,376	9,323
Telephone and Internet subscribers [member] | Cost/Deemed cost [member] | 1 to 3 months [member]
Disclosure of financial assets [line items]
Accounts receivable	2,117	2,607
Telephone and Internet subscribers [member] | Cost/Deemed cost [member] | 4 to 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	1,932	1,780
Telephone and Internet subscribers [member] | Cost/Deemed cost [member] | More than 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	943	878
Telephone and Internet subscribers [member] | Allowance for credit losses [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ (2,898)	¥ (2,603)